Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer ($)	Compensation Actually Paid to Principal Executive Officer ($)	Average Summary Compensation Table Total for Non-Principal Executive Officer Named Executive Officers ($)	Average Compensation Actually Paid to Non-Principal Executive Officer Named Executive Officers ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)	Net Income Available to Common Shareholders ($000)	Earnings Per Share ($)(7)
2022(1)	1,868,200	1,849,910(4)	1,028,734	1,013,896(5)	108.22	116.10	$220,700	3.81
2021(2)	1,454,487	1,580,952(4)	1,055,798	1,132,355(5)	107.02	124.74	205,500	3.81
2020(3)	1,403,078	1,174,328(4)	666,525	523,527(5)	93.07	91.29	148,600	2.74

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote [Text Block]	In 2022, the Company's Principal Executive Officer ("PEO") was Mark K. Hardwick, and the Company's Non-Principal Executive Officer Named Executive Officers ("Non-PEO NEOs") were Michael J. Stewart, Michele M. Kawiecki, John J. Martin and Stephan H. FluhlerIn 2021, the Company's PEO was Mark K. Hardwick, and the Company's Non-PEO NEOs were Michael J. Stewart, Michele M. Kawiecki, John J. Martin and Stephan H. FluhlerIn 2020, the Company's PEO was Michael C. Rechin, and the Company's Non-PEO NEOs were Mark K. Hardwick, Michael J. Stewart, John J. Martin and Stephan H. Fluhler
Peer Group Issuers, Footnote [Text Block]	The peer group is comprised of the KBW Nasdaq Regional Banking Index.
PEO Total Compensation Amount	$ 1,868,200	$ 1,454,487	$ 1,403,078
PEO Actually Paid Compensation Amount	$ 1,849,910	1,580,952	1,174,328
Adjustment To PEO Compensation, Footnote [Text Block]	The adjustments made to the Summary Compensation Table "Total" for the Company's Principal Executive Officer are as follows:

Year	Reported Summary Compensation Table Total for Principal Executive Officer ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Principal Executive Officer ($)
2022	1,868,200	(614,250)	595,960		0	1,849,910
2021	1,454,487	(362,695)	489,160		0	1,580,952
2020	1,403,078	(407,100)	178,350		0	1,174,328

(a) The reported value of equity awards represents the grant date fair value of equity awards as reported in the "Stock Awards" column of the Summary Compensation Table for each applicable year.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted during the Year ($)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	616,650	(14,040)	0	(6,650)	0	0	595,960
2021	356,065	85,120	0	47,975	0	0	489,160
2020	561,150	(125,400)	0	(257,400)	0	0	178,350

(c) The amounts in this column, if any, represent the amounts reported in "Change in Pension and Nonqualified Deferred Compensation" column of the Summary Compensation Table for each applicable year.
	(d) The Service Cost and Prior Service Cost for each of 2020, 2021, 2022 are $0 because the First Merchants Corporation Retirement Pension Plan ("Pension Plan") benefit accruals were frozen in each year. In addition, no amendments were made to the Pension Plan for such years that generated a Prior Service Cost base under ASC 715, and therefore, there is no Pension Plan adjustment applicable to Compensation Actually Paid for those years.
Non-PEO NEO Average Total Compensation Amount	$ 1,028,734	1,055,798	666,525
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,013,896	1,132,355	523,527
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The adjustments made to the average of Summary Compensation Table "Total" for the Company's non-PEO NEOs are as follows:

Year	Average Reported Summary Compensation Table Total for Non-Principal Executive Officers	Average Reported Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($) (b)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Average Pension Benefit Adjustments ($) (d)	Average Compensation Actually Paid to Non-Principal Executive Officers ($)
2022	1,028,734	(261,056)	246,218	0	0	1,013,896
2021	1,055,798	(383,934)	460,491	0	0	1,132,355
2020	666,525	(204,907)	61,909	(8,836)	0	523,527

(a) The reported value of equity awards represents the grant date fair value of equity awards as reported in the "Stock Awards" column of the Summary Compensation Table for each applicable year.
(b) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted during the Year ($)	Average Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Total Equity Award Adjustments ($)
2022	262,076	(11,885)	0	(3,973)	0	0	246,218
2021	379,628	53,080	0	27,775	0	0	460,491
2020	282,446	(62,909)	0	(157,628)	0	0	61,909

(c) The amounts in this column represent the amounts reported in "Change in Pension and Nonqualified Deferred Compensation" column of the Summary Compensation Table for each applicable year.
	(d) The Service Cost and Prior Service Cost for each of 2020, 2021, 2022 are $0 because the First Merchants Corporation Retirement Pension Plan ("Pension Plan") benefit accruals were frozen in each year. In addition, no amendments were made to the Pension Plan for such years that generated a Prior Service Cost base under ASC 715, and therefore, there is no Pension Plan adjustment applicable to Compensation Actually Paid for those years.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income available to common shareholders during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the KBW Nasdaq Regional Banking Index over the same period.
Total Shareholder Return Amount	$ 108.22	107.02	93.07
Peer Group Total Shareholder Return Amount	116.1	124.74	91.29
Net Income (Loss)	$ 220,700,000	$ 205,500,000	$ 148,600,000
Company Selected Measure Amount | $ / shares	3.81	3.81	2.74
PEO Name	Mark K. Hardwick	Mark K. Hardwick	Michael C. Rechin
Additional 402(v) Disclosure [Text Block]	The Company has determined that Earnings Per Share (net profit available to common shareholders divided by average diluted common shares outstanding) is the most important financial performance measure (that is not otherwise disclosed in the Pay Versus Performance Table above) used to link compensation actually paid to the Company’s NEOs for 2022 to the Company’s performance. DESCRIPTION OF RELATIONSHIPS AMONG PAY VERSUS PERFORMANCE MEASURES
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (614,250)	$ (362,695)	$ (407,100)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	595,960	489,160	178,350
PEO [Member] | Pension Adjustments, Change In Actuarial Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Pension Adjustments, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	616,650	356,065	561,150
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(14,040)	85,120	(125,400)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(6,650)	47,975	(257,400)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(261,056)	(383,934)	(204,907)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	246,218	460,491	61,909
Non-PEO NEO [Member] | Pension Adjustments, Change In Actuarial Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(8,836)
Non-PEO NEO [Member] | Pension Adjustments, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	262,076	379,628	282,446
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,973)	27,775	(157,628)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (11,885)	$ 53,080	$ (62,909)